GOODWILL - Schedule of Cash Generating Units (Details) - Goodwill - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	$ 1,680	$ 1,609	$ 1,726
Global intermodal logistics operation
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	1,163	1,163
Brazilian regulated gas transmission operation
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	463	411
U.K. regulated distribution operation
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	$ 54	$ 35